Interest Income and Expense	9 Months Ended
Jul. 31, 2020
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Interest Income and Expense

NOTE 21:  INTEREST INCOME AND EXPENSE

The following table presents interest income and interest expense by basis of accounting measurement. Refer to Note 2 of the 2019 Annual Consolidated Financial Statements for the type of instruments measured at amortized cost and FVOCI.

Interest Income and Expense

(millions of Canadian dollars)		For the three months ended
	July 31, 2020		July 31, 2019
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost[1]	$6,867	$1,039	$8,050	$2,860

Measured at FVOCI	274	–	788	–
	7,141	1,039	8,838	2,860

Not measured at amortized cost or FVOCI[2]	925	544	1,806	1,760
Total	$8,066	$1,583	$10,644	$4,620

	For the nine months ended
	July 31, 2020		July 31, 2019
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost[1]	$22,155	$5,378	$23,600	$8,611

Measured at FVOCI	1,555	–	2,477	–
	23,710	5,378	26,077	8,611

Not measured at amortized cost or FVOCI[2]	4,173	3,261	5,384	5,094
Total	$27,883	$8,639	$31,461	$13,705

[1]	Includes interest expense on lease liabilities for the three and nine months ended July 31, 2020 of $38 million and $115 million, respectively, upon adoption of IFRS 16 on November 1, 2019.
[2]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at FVTPL and equities designated at FVOCI.